Common and Preferred Stock (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 09, 2014 USD ($) $ / shares shares	Dec. 22, 2010	Sep. 26, 2014 USD ($)	Dec. 30, 2016 shares	Sep. 30, 2016 vote shares	Sep. 25, 2015 shares
Noncontrolling Interest [Line Items]
Common stock authorized (shares)				1,000,000,000	1,000,000,000	1,000,000,000
Common stock shares issued (shares)				63,088,752	62,458,367	62,453,437
Common stock, number of votes per share | vote					1
Common stock shares outstanding (shares)				63,088,752	62,458,367	62,453,437
Cumulative dividend paid quarterly		12.00%
Conversion of preferred stock (shares)	452,630,000
Participating Dividends | $			$ 0
Preferred Dividends Liquidation preference (in dollars per share) | $ / shares	$ 1
CD&R
Noncontrolling Interest [Line Items]
Participating Dividends | $	$ 146,630
CD&R
Noncontrolling Interest [Line Items]
Outstanding capital stock (on an as-converted basis)		51.00%